Prudential Day One 2060 Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	13,678	$345,785
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	22,556	429,474
PGIM QMA Commodity Strategies Fund (Class R6)*	23,113	261,182
PGIM QMA Emerging Markets Equity Fund (Class R6)	53,857	754,536
PGIM QMA International Developed Markets Index Fund (Class R6)	136,641	1,952,600
PGIM QMA Large-Cap Core Equity Fund (Class R6)	109,648	2,192,959
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	60,082	853,762
PGIM QMA US Broad Market Index Fund (Class R6)	74,998	1,421,213
PGIM Total Return Bond Fund (Class R6)	26,473	383,062

Total Long-Term Investments (cost $6,831,093)		8,594,573

Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $38,199)	38,199	38,199

TOTAL INVESTMENTS 100.4% (cost $6,869,292)(wd)		8,632,772
Liabilities in excess of other assets (0.4)%		(30,638)

Net Assets 100.0%		$8,602,134

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds